TAXATION - Schedule of Tax on Profit Before Tax Differs from Theoretical Amount that Arise Using Basic Corporation Tax Rate (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Major components of tax expense (income) [abstract]
Effective tax rate (percentage)	28.60%	25.70%	24.90%
Applicable tax rate (percentage)	25.00%	23.50%	19.00%
Tax calculated at the statutory rate of 25% (2023: 23.5%, 2022: 19%)	£ 333	£ 505	£ 360
Bank surcharge on profits	40	84	123
Non-deductible preference dividends paid	9	9	9
Non-deductible UK Bank Levy	12	10	13
Non-deductible conduct remediation, fines and penalties	3	13	48
Other non-deductible costs and non-taxable income	23	(5)	20
Effect of change in tax rate on deferred tax provision	0	2	(28)
Tax relief on dividends in respect of other equity instruments	(37)	(35)	(40)
Adjustment to prior year provisions	(3)	(30)	(34)
Tax on profit from continuing operations	380	553	471
Profit before tax	£ 1,330	£ 2,149	£ 1,894